Preferred Stock and Convertible Preferred Stock - Additional Information (Details)	Sep. 30, 2023 $ / shares shares	Sep. 11, 2023 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares
Class of Stock [Line Items]
Preferred stock, Shares authorized	10,000,000		33,336,283	10,329,266
Preferred stock, par value | $ / shares	$ 0.001		$ 0.001
Preferred stock, Shares issued	0		0
Preferred stock, Shares outstanding	0		0
Shares issued upon conversion of convertible preferred stock		7,269,183
Exchange ratio of reverse merger		0.2181